CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Effect of exchange rate changes on cash and cash equivalents	¥ (40,900)	$ (6,286)	¥ 47	¥ 46,328
Net (decrease) increase in cash and cash equivalents	(143,978)	(22,129)	272,445	(84,899)
Cash and cash equivalents at beginning of the year	673,102	103,454	400,657	485,556
Cash and cash equivalents at end of the year	529,124	81,325	673,102	400,657
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(270,965)	(41,647)	25,679	(2,266)
Net cash (used in) provided by investing activities	3,065	471	413,401	(865,971)
Net cash provided by (used in) financing activities	(11,945)	(1,836)	(118,484)	748,755
Effect of exchange rate changes on cash and cash equivalents	(60,522)	(9,302)	481	46,328
Net (decrease) increase in cash and cash equivalents	(340,367)	(52,314)	321,077	(73,154)
Cash and cash equivalents at beginning of the year	341,671	52,514	20,594	93,748
Cash and cash equivalents at end of the year	¥ 1,304	$ 200	¥ 341,671	¥ 20,594